Unaudited Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2014
Unaudited Quarterly Data [Abstract]
Unaudited Quarterly Data
Quarter Ended	March 31		June 30		September 30		December 31		Total
Fiscal year 2014	RMB	US$	RMB	US$	RMB	US$	RMB	US$	RMB	US$

Revenue	70,705	11,374	69,984	11,281	69,217	11,277	74,558	12,017	284,464	45,847
Gross loss	(69)	(11)	(9,498)	(1,531)	(3,109)	(506)	(4,477)	(721)	(17,153)	(2,765)
Net loss	(13,259)	(2,133)	(22,981)	(3,705)	(17,759)	(2,893)	(17,328)	(2,791)	(71,327)	(11,496)
Basic and diluted loss per share	(1.02)	(0.16)	(1.76)	(0.28)	(1.36)	(0.22)	(1.33)	(0.21)	(5.46)	(0.88)